Basis of Presentation (Details) Ft in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Jul. 27, 2023 EUR (€)	Mar. 10, 2022 EUR (€)	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Mar. 30, 2020	Jul. 05, 2017	Oct. 31, 2021 EUR (€)	Jul. 31, 2021	Mar. 31, 2019	Dec. 31, 2023 EUR (€) item shares	Dec. 31, 2022 EUR (€)	Oct. 09, 2023 EUR (€)	Jun. 01, 2023 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Mar. 10, 2022 USD ($)	Jan. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Aug. 26, 2021 USD ($)	Mar. 08, 2021 USD ($)	Feb. 01, 2021 HUF (Ft)
Basis of presentation.
Deferred tax assets											€ 305,295,000	€ 174,923,000							€ 152,507,000
Biotek America LLC
Basis of presentation.
Number of Plasma Donor Centers | item											28
Proportion of ownership interest in joint arrangement									75.00%		75.00%
VCN Bioscience S.L
Basis of presentation.
Percentage of sale of interest																	100.00%
Income recognized as result of divestment		€ 7,557,000
Consideration for sale of interest | $																	$ 7,700
GigaGen Inc..
Basis of presentation.
Percentage of shareholding							43.96%
Difference between the fair value of the previous shareholding and the recognized carrying amount			€ 34,525,000	$ 41,758
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Percentage of shareholding						26.20%				26.20%	26.58%	26.20%
Shanghai RAAS Blood Products Co., Ltd. | Non-current assets held for sale
Basis of presentation.
Percentage of ownership interests classified as held for sale											20.00%
Albajuna Therapeutics, S.L
Basis of presentation.
Consideration transferred for acquisition													€ 1
Ownership interest acquired (as a percent)													51.00%
Albimmune SL
Basis of presentation.
Consideration transferred for acquisition																		€ 3,000
Ownership interest acquired (as a percent)																		51.00%
Biotest AG
Basis of presentation.
Consideration transferred for acquisition																€ 1,460,853,000
Ownership interest acquired (as a percent)																70.18%
Access Biologicals, LLC
Basis of presentation.
Consideration transferred for acquisition | $															$ 142,000
Ownership interest acquired (as a percent)											51.00%				51.00%
GigaGen Inc..
Basis of presentation.
Consideration transferred for acquisition			€ 73,428,000																			$ 88,811
Ownership interest acquired (as a percent)			100.00%																			100.00%
Percentage of shareholding			100.00%	100.00%
Total consideration | $																						$ 90,500
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Basis of presentation.
Consideration transferred for acquisition | $																				$ 8,805
Grifols Escrow Issuer, S.A
Basis of presentation.
Consideration transferred for acquisition | $																					$ 60
Haema Plasma Kft. (Hungary)
Basis of presentation.
Percentage of interest					100.00%
Consideration transferred for acquisition					€ 16,948,000																		Ft 6,228,796
Ownership interest acquired (as a percent)					100.00%																		100.00%
Biotest UK Ltd | Grifols UK.Ltd. (UK)
Basis of presentation.
Consideration transferred for acquisition														€ 20,079,000
Grifols Malaysia Sdn Bhd
Basis of presentation.
Percentage of interest											49.00%
Grifols (Thailand) Pte Ltd.
Basis of presentation.
Number of classes of shares | shares											2
G Pyrenees Research Cntr
Basis of presentation.
Percentage of interest											80.00%
Contribution made												€ 2,000
G Pyrenees Research Cntr | Government of Andorra
Basis of presentation.
Proportion of ownership interests held by non-controlling interests											20.00%
Araclon Biotech S.L
Basis of presentation.
Percentage of interest								75.85%
Share capital increase								€ 10,000,000
Kiro Grifols S.L
Basis of presentation.
Percentage of additional ownership interest agreed to purchase in subsidiary	10.00%
Consideration to acquire additional ownership in subsidiary	€ 1,161,000